Share capital, Authorized (FY) (Details)	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024 Vote	Jul. 31, 2023
Stockholders' Equity [Abstract]
Common stock, shares authorized, unlimited	Unlimited	Unlimited
DevvStream Holdings, Inc. [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized, unlimited		Unlimited	Unlimited
Common stock converted into voting rights		0.1
DevvStream Holdings, Inc. [Member] | SVS [Member]
Stockholders' Equity [Abstract]
Common stock voting rights per share		10
DevvStream Holdings, Inc. [Member] | MVS [Member]
Stockholders' Equity [Abstract]
Common stock voting rights per share		10